Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations of Ohmyhome BVI for the six months ended June 30, 2026 and 2025 are as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	SGD	SGD	USD
Revenues	6,654,671	5,587,022	4,316,636
Cost of revenues	(4,563,601)	(2,039,259)	(1,575,569)
Gross profit	2,091,070	3,547,763	2,741,067
Operating expenses	(3,904,379)	(4,457,703)	(3,444,103)
Loss from discontinued operations	(1,813,309)	(909,940)	(703,036)
Other income (loss), net	(427,847)	(349,069)	(269,699)
Loss before tax	(2,241,156)	(1,259,009)	(972,735)
Income tax benefit	-	-	-
Net loss from discontinued operations	(2,241,156)	(1,259,009)	(972,735)

Assets and liabilities of the discontinued operations of Ohmyhome BVI as of December 31, 2025 were as follows

December 31, 2025
SGD
ASSETS
Current assets
Cash and cash equivalents	439,268
Accounts receivable, net	621,949
Prepayments	388,027
Other current assets, net	50,732
Total current assets of discontinued operations	1,499,976

Non-current assets
Deposits	106,447
Property and equipment, net	64,908
Other Receivables	130,356
Intangible asset	1,837,351
Goodwill	916,472
Total non-current assets of discontinued operations	3,055,534

Total assets of discontinued operations	4,555,510

LIABILITIES AND SHAREHOLDERS
Current liabilities
Accounts payable	871,442
Contract liabilities	24,386
Amount due to a consolidated entity	19,019,173
Accrued liabilities and other payables	3,311,369
Bank loans, current portion	3,867
Operating lease obligation	10,424
Taxes payable	148,928
Total current liabilities of discontinued operations	23,389,589

Non-current liabilities:
Total non-current liabilities of discontinued operations	-

Total liabilities of discontinued operations	23,389,589